Proposed Spin-off Transaction	12 Months Ended
Sep. 30, 2014
Restructuring and Related Activities [Abstract]
Proposed Spin-off Transaction [Text Block]
(3) Proposed Spin-off Transaction

On April 28, 2014, the Board of Directors authorized management to pursue a plan to spin-off the Company’s Household Products business and thereby create two independent, publicly traded companies. The spin-off is planned as a tax-free spin-off to the Company’s shareholders and is expected to be completed by July 1, 2015. The proposed spin-off is subject to further due diligence as appropriate and customary conditions, including receipt of regulatory approvals, an opinion of counsel regarding the tax-free nature of the spin-off, the effectiveness of a Form 10 filing with the Securities and Exchange Commission, and final approval by the Company's Board of Directors.

We expect to file a Form 10 registration statement with the SEC in early calendar 2015.

The Company is incurring incremental costs to evaluate, plan and execute the transaction.   For the twelve months ended September 30, 2014, $44.7 of pre-tax charges were incurred and recorded in SG&A on the Consolidated Statements of Earnings and Comprehensive Income.